Operating Expenses	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Operating Expenses
7)	OPERATING EXPENSES
Administrative and selling expenses include cost for personnel, services and equipment, including depreciation and amortization, related to management, back-office and sales activities. Distribution and logistics expenses refer to storage at points of sale, including depreciation and amortization, as well as freight expenses for moving finished products between plants, sale points and customers’ facilities. Consolidated operating expenses by function during 2025, 2024 and 2023 are as follows:

		2025	2024	2023
Administrative expenses	$	1,371	1,327	1,346
Selling expenses		415	434	390
Administrative and selling expenses		1,786	1,761	1,736
Distribution and logistics expenses		1,736	1,824	1,854
Operating expenses	$	3,522	3,585	3,590
Administrative expenses include depreciation and amortization of $188 in 2025, $173 in 2024, and $161 in 2023. Selling expenses include depreciation and amortization of $56 in 2025, $53 in 2024, and $43 in 2023.

Operating expenses - continued
Consolidated operating expenses during 2025, 2024 and 2023 by nature are as follows:

		2025	2024	2023
Transportation costs	$	1,564	1,656	1,703
Payroll		1,192	1,117	1,088
Professional legal, accounting and advisory services		303	270	273
Depreciation and amortization		244	226	204
Maintenance, repairs and supplies		110	111	98
Office supplies, utilities and rental expenses		75	80	85
Expected credit losses		5	15	11
Other operating expenses		29	110	128
	$	3,522	3,585	3,590